Disposals and business closures	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disposals and business closures
31. Disposals and business closures
In March 2021, the Group announced that it was launching a strategic review of its international courseware local publishing businesses. In 2022, the Group disposed of its interests in the Canadian educational publisher (ERPI), Pearson Italia S.p.A, Stark Verlag GmbH, Austin Education (Hong Kong) Limited, Pearson South Africa (Pty) Ltd and various other South African companies. Total cash consideration received was £287m resulting in a pre-tax
gain on disposal of £42m. All entities disposed of were previously in the Strategic Review segment. £5m of losses arose from other immaterial disposals and costs related to the wind-down of certain businesses.
Whether the associated results and cash flows of the businesses disposed in 2022 should be classified and presented as discontinued operations is a significant judgement. The Group’s judgement is that the results and cash flows of the related businesses should not be classified and presented as discontinued operations. The basis of this judgement is that the businesses disposed do not constitute a separate major line of business or geographical area of operations. The Group will continue to operate in the international K12 courseware market and in all geographical areas where disposals have taken place. All of the businesses subject to this judgement are within the Strategic Review segment and represent £126m of sales for the year ended 31 December 2022 out of the total sales in the Strategic Review segment of £154m. If the Group had concluded that these businesses represented discontinued operations, their results and the related gains on disposal would not have been included within each of the continuing operations income statement lines. Profit for the period from continuing operations would have been £52m lower and this amount would have been separately presented as profit for the period from discontinued operations as a single line item.
In February 2021, the Group completed the sale of its interests in the Pearson Institute of Higher Education (PIHE) in South Africa resulting in a pre-tax
loss of £5m. In October 2021, the sale of the Group’s interests in K12 Sistemas in Brazil was also completed for consideration of £108 million, resulting in a gain on sale of £84m. There were no other business disposals in 2021 and additional losses of £14m relate to other disposal costs including costs related to the wind-down of certain businesses under strategic review.
In April 2020, the Group completed the sale of the remaining 25% interest in Penguin Random House resulting in a pre-tax
profit of £180m. There were no other material disposals in 2020. Deferred proceeds relating to the K12 sale were received in 2022, 2021 and 2020 (see note 14).
None of the 2021 or 2020 disposals met the criteria to be considered a discontinued operation on the basis that they did not represent major lines of business or geographical areas of operations.

The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	Notes	2022	2021	2020

Disposal of subsidiaries and associates

Intangible assets, including goodwill		(77)	(3)	–

Property, plant and equipment		(11)	(48)	–

Investments in joint ventures and associates		–	–	(418)

Intangible assets – product development		(39)	(6)	–

Inventories		(33)	(2)	–

Trade and other receivables		(106)	(6)	–

Deferred tax		(12)	–	–

Cash and cash equivalents (excluding overdrafts)		(21)	(24)	–

Provisions for other liabilities and charges		1	3	–

Retirement benefit obligations		2	–	–

Trade and other liabilities		52	4	–

Financial liabilities – borrowings		8	67	–

Net assets disposed		(236)	(15)	(418)

Cumulative currency translation adjustment		5	(4)	70

Cash proceeds		291	108	531

Deferred proceeds		2	–	–

Costs of disposal		(25)	(24)	1

Gain on disposal		37	65	184

All figures in £ millions	2022	2021	2020

Cash flow from disposals

Proceeds – current year disposals	291	108	531

Proceeds – prior year disposals	86	16	105

Cash and cash equivalents disposed	(21)	(24)	–

Costs and other disposal liabilities paid	(23)	(17)	(5)

Net cash inflow	333	83	631

Analysed as:

Cash inflow from disposal of subsidiaries	333	83	100

Cash inflow from disposal of joint ventures and associates	–	–	531